Consolidated Statements of Condition (Parenthetical) - USD ($)	Dec. 31, 2015		Dec. 31, 2014
Real Estate Acquired Through Foreclosure	$ 33,063,000	[1]	$ 39,922,000
Common stock, par value	$ 0.625		$ 0.625
Common stock, shares authorized	400,000,000		400,000,000
Common stock, shares issued	238,586,637		234,219,663
Preferred stock, no par value	$ 0		$ 0
Preferred Stock Liquidation Preference Value	$ 100,000		$ 100,000
Preferred stock, shares authorized	1,000		1,000
Preferred stock, shares issued	1,000		1,000
Residential Real Estate [Member]
Mortgage Loans In Process Of Foreclosure Amount	$ 29,700,000
Real Estate Acquired Through Foreclosure	14,600,000
Residential Real Estate [Member] | Loans Held For Sale [Member]
Mortgage Loans In Process Of Foreclosure Amount	$ 22,400,000

[1]	December 31 , 2015 includes $ 14.6 million of foreclosed residential real estate.